Note 6 - Interest in Exploration Property - Material Terms (Details)	Sep. 16, 2011 USD ($)
Statement Line Items [Line Items]
Cash payment	$ 50,000
Cash payment maturity	6,000,000
On commencing drill testing [member]
Statement Line Items [Line Items]
Cash payment maturity	200,000
Not later than one year [member]
Statement Line Items [Line Items]
Cash payment maturity	400,000
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Cash payment maturity	600,000
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Cash payment maturity	900,000
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Cash payment maturity	1,200,000
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Cash payment maturity	$ 2,650,000